Collaboration Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Collaboration and License Agreements Disclosure [Abstract]
Collaboration Agreements

Note 15—Collaboration Agreements

Celgene License Agreements

On December 28, 2018, the Company and Celgene mutually agreed to terminate all of their existing contracts, including all partially satisfied and unsatisfied obligations under such agreements (the “Termination”). Concurrently, the Company and Celgene entered into a (i) worldwide license agreement for FT-1101 for which Celgene had a license under one of its agreements prior to the Termination, and (ii) a worldwide license for USP30 being developed under the same terminated agreement which was not previously licensed prior to the Termination (the “License Agreements”). Under the License Agreements, Celgene paid the Company $77.5 million in license fees and an estimated $7.1 million in transition and transfer activities, for which Celgene ultimately paid $7.6 million (collectively, the Termination and License Agreements are referred to as the “Modified Arrangement”). The Company is eligible to receive payments of up to $30.0 million in development milestones, $150.0 million in regulatory milestones and $75.0 million in commercial milestones if such milestones are achieved by Celgene. The first eligible milestone for FT-1101 is payable upon the first patient dosed with the first licensed product comprising FT-1101 in a Phase III clinical trial. The first eligible milestone for USP30 is payable upon achievement of regulatory approval for the first licensed product comprising USP30 for first indication. Additionally, the Company will receive single-digit sales-based royalties on net sales of licensed products by Celgene.

Accounting Analysis

The Company accounted for the Modified Arrangement in accordance with ASC 606, Revenue from contracts with customers (“Topic 606”). The Company concluded the Modified Arrangement included two combined performance obligations, each comprised of a worldwide development and commercialization license to and related technology transfer activities for each compound (hereafter, referred to as the “FT-1101 Combined PO” and “USP30 Combined PO”). The transaction price of the Modified Arrangement is $232.9 million, of which $157.8 million and $75.1 million is allocated to the FT-1101 Combined PO and USP30 Combined PO, respectively, with $94.0 million of deferred revenue for the Modified Arrangement as of January 1, 2019. The Company recognizes revenue over time for each performance obligation using an input method based on a measure of cost incurred relative to total estimated cost for the technology transfer activities as this represents the most faithful depiction of progress under the contract as the costs incurred were indicative of progress achieved.

During three months ended September 30, 2019 and the nine months ended September 30, 2019, the Company recognized $3.4 million and $93.1 million, respectively, of revenue related to the Modified Arrangement. The Company recognized no revenue related to the Modified Arrangement during the nine months ended September 30, 2020 as it had satisfied all of its performance obligations under the Modified Arrangement during the year ended December 31, 2019.

Other Collaboration Agreements

In November 2010, the Company entered into an arrangement with a partner to deliver a compound library. Included in the arrangement were certain options to exclusive licenses for a defined number of library compounds. The Company determined the options represented material rights as they were exercisable for no additional consideration over the ten-year contract term. As of December 31, 2019, the Company had $1.2 million of deferred revenue related to the options. Pursuant to the Hit Discovery divestiture, the contract was assigned to and assumed by Valo Health and therefore the Company’s obligation relative to the options were released and assumed by Valo Health (see Note 16).

Summary of Contract Assets and Liabilities

The following table presents changes in the Company’s balances of contract liabilities (in thousands):

	Beginning of Period	Additions	Deductions	End of Period
Nine months ended September 30, 2020
Deferred revenue	$1,239	$—	$1,239	$—
Deferred revenue, noncurrent	$—	$—	$—	$—

	Beginning of Period	Additions	Deductions	End of Period
Nine months ended September 30, 2019
Deferred revenue	$94,031	$2,299	$93,113	$3,217
Deferred revenue, noncurrent	$1,266	$—	$27	$1,239

During the nine months ended September 30, 2019, the Company recognized total revenues of $93.1 million, of which $92.0 million was included in deferred revenue at the beginning of the period. During the nine months ended September 30, 2020, the Company recognized no revenue.

The Company had no contract asset balances as of September 30, 2020 and 2019.

Note 17—Collaboration Agreements

Celgene Research and Collaboration Agreement (Terminated in December 2018)

In April 2013, the Company entered into a Research and Collaboration Agreement (“Celgene 1.0”) with Celgene with the primary focus of identifying, generating and developing lead product candidates for potential treatment of human diseases and conditions in the area of protein homeostasis. Celgene 1.0 was a multi-program collaboration in which the Company conducted research and development over a period from the effective date to the earlier of: (i) four years after the effective date; or (ii) six months after the creation of the eighth subsidiary (the “Research Term”), with certain circumstances in which the Research Term could be extended.

In exchange for upfront, nonrefundable consideration of $24.0 million, the Company was primarily responsible for the identification, generation and development of compounds with respect to specified targets. During the Research Term, the Company established and conducted lead optimization stage programs for each target to identify and develop lead candidates. On a target-by-target basis, upon identification of a lead candidate by the Joint Steering Committee (“JSC”), Celgene had the option to continue the development of that lead candidate (the “Subsidiary Development License and Research Services Option”). Upon option exercise, the Company formed a new wholly owned subsidiary, funded each subsidiary with $3.0 million in cash and transferred certain assets related to the specified lead candidate to the subsidiary. Celgene then entered into a separate license agreement with the subsidiary for continued research and development with respect to the lead candidate. Upon the execution of the license agreement, Celgene paid a non-refundable upfront license fee ranging from $19.0 million to $29.0 million per subsidiary. The Company owned 100% of the equity of each subsidiary formed and fully consolidated all such subsidiaries resulting from Celgene 1.0 in its consolidated financial statements.

Under the subsidiary license agreements, the Company was responsible for advancing lead candidates through the end of Phase I clinical trials (“EOP1”), including all regulatory and manufacturing activities. Upon completion of EOP1, Celgene had an option to obtain commercialization rights associated with the lead candidate for an upfront license fee per subsidiary (the “Celgene 1.0 Commercialization License Option”). Thereafter, Celgene had the sole right and responsibility, at its expense, for all commercialization activities in connection with the licensed products, with rights outside of the U.S. Upon exercise of the option, Celgene was granted an option to purchase all of the equity of the subsidiary, in stages, upon the achievement of certain milestones.

Cumulatively through December 28, 2018, the termination date of the Celgene relationship, the Company had substantially completed its research and development obligations under Celgene 1.0, forming seven subsidiaries required upon Celgene’s exercise of the subsidiary options. The creation of the subsidiaries resulted in the collection of $169.0 million in license fees. No programs being developed under the Celgene 1.0 subsidiaries reached EOP1, and the Company had ongoing development activities for five subsidiaries, as of the termination in 2018.

Celgene Collaboration and Option Agreement (Terminated in December 2018)

In March 2014, the Company entered into a Collaboration and Option Agreement with Celgene (“Celgene 2.0”) with the primary focus of identifying, generating and developing product candidates for potential treatment of human diseases and conditions utilizing the Company’s drug discovery engine screening and structure-based approaches across broad families of targets including tumor metabolism, epigenetics, protein homeostasis and protein-protein interactions.

Celgene 2.0 had a series of three successive research periods, each referred to as a “Vintage” with the first Vintage being referred as “Vintage One” and so on. Each Vintage represented a time- and event-driven period during which the Company established and conducted discovery activities, at its discretion, to identify and develop lead candidates for lead optimization programs. The collaboration term for each Vintage varied with Vintage One’s term beginning on the effective date of the agreement and extending over a period of three years and six months. Each subsequent Vintage represented an option granted to Celgene (“Vintage Options”), with Vintage Two having a collaboration term of two years and three months and Vintage Three having a collaboration term of two years. Consideration under Vintage One was comprised of a single, upfront payment of $225.0 million. Consideration payable upon option exercise for Vintage Two and Vintage Three was a non-refundable, upfront payment of $195.0 million and $200.0 million, respectively. Each Vintage had minimum program targets which, if not achieved, extended the term for an additional year, for no additional consideration due from Celgene.

As programs were identified for inclusion in a Vintage, the Company issued a Program Placement Notice to Celgene that included the identity of the program, including the targets and associated chemotype(s) applicable to such lead candidate(s) within the program, as well as a list of any patent applications filed by the Company with respect to such program (“Vintage Program”).

In the event the Company identified and developed a clinical lead candidate under a Vintage, the Company issued a Clinical Lead Candidate Notice which included a detailed data package containing the data generated for the Vintage Program, and Celgene had the option to enter into a license agreement for the Vintage Program to obtain exclusive development rights in the European Union (“Clinical Lead Candidate License”). The option (the “Development License Option”) was subject to a non-refundable, non-creditable upfront license fee, the first of which was $20.0 million and with each increasing by $1.0 million for each option exercised thereafter.

Under the Clinical Lead Candidate License agreement, the Company was responsible for all worldwide development of the applicable licensed products through EOP1. At the completion of EOP1, Celgene had the option to make an EOP1 Payment of $25.0 million to secure the commercialization rights to the related candidate(s) outside of the U.S. Upon exercise of this option (the “Celgene 2.0 Commercialization License Option”), Celgene was responsible for all activities for such Vintage Program and paid all costs through ex-U.S. (“ROW”) regulatory approval. If Celgene opted out of further development or failed to pay certain amounts tied to clinical milestones, all ROW rights to that Vintage Program reverted to the Company. In all cases, the Company retained commercialization rights to all Vintage Programs in the U.S.

In 2014, the Company received the upfront cash payment of $225.0 million for Vintage One. In 2015 and 2016, the Company provided two Program Placement Notices under Vintage One. Celgene executed its Clinical Lead Candidate License options to continue development of both programs, paying the Company non-refundable upfront license fees totaling $41.0 million. In 2017, the Company reached EOP1 related to one of the Clinical Lead Candidate Licenses and Celgene exercised its Celgene 2.0 Commercialization License Option which expanded its development rights to ROW and granted ROW commercialization rights in exchange for a non-refundable upfront license fee of $25.0 million.

In 2017, Celgene executed its Vintage Option for Vintage Two and paid the Company the upfront cash payment of $195.0 million.

On December 28, 2018, the Company and Celgene mutually agreed to terminate Celgene 1.0 and Celgene 2.0 (“the Termination”), including all partially satisfied and unsatisfied obligations. Concurrently, the Company and Celgene entered into a (i) worldwide license agreement for FT-1101 for which Celgene had, prior to the Termination, a Clinical Lead Candidate License under Celgene 2.0, and (ii) a worldwide license for USP30 being developed under Celgene 2.0 which was not previously licensed under a Clinical Lead Candidate License, prior to the Termination (the “License Agreements”). Under the License Agreements, Celgene paid the Company $77.5 million in license fees and an estimated $7.1 million in transition and transfer activities, for which Celgene ultimately paid $7.6 million for transition and transfer activities. The Company is eligible to receive payments of up to $30.0 million in development milestones, $150.0 million in regulatory milestones and $75.0 million in commercial milestones if such milestones are achieved by Celgene. The first eligible milestone for FT-1101 is payable upon the first patient dosed with the first licensed product comprising FT-1101 in a Phase III clinical trial. The first eligible milestone for USP30 is payable upon achievement of regulatory approval for the first licensed product comprising USP30 for first indication. Additionally, the Company will receive single-digit sales-based royalties on net sales of licensed products by Celgene.

ASC 605 Accounting Analysis

For periods prior to January 1, 2019, the Company accounted for revenue in accordance with ASC 605. The Company concluded that Celgene 1.0, including the obligations for each subsidiary, and Celgene 2.0, including each Vintage, were separate contracts for accounting purposes. While the agreements were all with the same party, the consideration, elements and functionality, and success or failure of each was independent of all others. Therefore, the Company accounted for each on a standalone basis for a total of thirteen contracts as follows:

•	Research and development services for Celgene 1.0 (“Celgene 1.0 R&D”)

•	Research and development services for seven subsidiaries under Celgene 1.0 (“Celgene 1.0 Subs”)

•	Research and development services for Celgene 2.0 Vintage One (“Vintage One R&D”)

•	Research and development services for Celgene 2.0 Vintage Two (“Vintage Two R&D”)

•	Development licenses for two Clinical Lead Candidate License programs under Celgene 2.0 Vintage One (“Development Licenses”)

•	Commercialization license for one Clinical Lead Candidate License program that reached EOP1 (“Commercialization License”)

Celgene 1.0 R&D

The deliverables for Celgene 1.0 R&D were the research license, research services and participation on the JSC. The Company concluded the deliverables comprised one unit of accounting. The research license was delivered upon execution of the agreement and the research services and JSC services were delivered over time. The research license provided Celgene with the ability to evaluate the research and development results under the collaboration and to perform its responsibilities under the research plan, if any. The Company determined that the research licenses had insignificant value to Celgene as the research licenses merely allowed Celgene the right to perform research under the research plan if the Company directed Celgene to do so, or to evaluate the results of a program, and; therefore, did not have standalone value from the research services. The Company also considered whether the JSC participation had standalone value. The JSC activities were a participatory obligation and the members provided technical oversight and management to the overall collaboration activities, including the facilitation of the early stage research performed and coordination of the activities of both the Company and Celgene. The Company’s participation on the JSC was essential to Celgene receiving value from the research services; therefore, the JSC and research services deliverables was combined into a single unit of accounting, along with the research license. Consideration for Celgene 1.0 R&D was $24.0 million and was recognized over an estimated eight-year service period, on a straight-line basis, as there is no discernable pattern or objective measure of performance of the services.

The Subsidiary Development License and Research Services Options were considered substantive options. The options, and the underlying obligations, were not considered deliverables at inception and the associated option exercise payments were not included in allocable consideration.

Celgene 1.0 Subs

The deliverables for the individual Celgene 1.0 Subs were the development license and research services. The Company concluded the deliverables comprised one unit of accounting for each individual subsidiary. The development license did not have standalone value from the development services as the development license only provided Celgene with the ability to evaluate the research and development results under the collaboration and to perform its responsibilities under the development plan, if any. The Company determined that the development license that was delivered in connection with the execution of the license agreement did not have value to Celgene on a standalone basis without the development services, which were necessary to further the subsidiary development toward EOP1. Consideration for each Celgene 1.0 Sub ranged from $19.0 million to $29.0 million and was recognized using a proportional performance model over the estimated performance period of the services associated with each subsidiary.

The Celgene 1.0 Commercialization License Options were considered substantive options. The options, and the underlying obligations, were not considered deliverables at inception and the associated option exercise payments were not included in allocable consideration. Celgene never exercised any of these options.

Vintage One & Two R&D

The deliverables for Vintage One R&D and Vintage Two R&D were the research and development services, the research license and JSC participation during the defined research period of each Vintage. The Company concluded the deliverables comprised one unit of accounting for each Vintage. The research licenses were delivered upon execution of the agreement and the research and development services and JSC obligations associated with each Vintage were delivered over time. The research license provided Celgene with the ability to evaluate the research and development results under the collaboration and to perform its responsibilities under the research plan, if any. As such, the research license did not have value to Celgene on a standalone basis without the research and development services and JSC participation services, which were over the same period of performance. Consideration for Vintage One R&D and Vintage Two R&D was $225.0 million and $195.0 million, respectively. Revenue was recognized over the respective service periods on a straight-line basis as there was no discernable pattern or objective measure of performance of the services.

The Development License Options were considered substantive options. The options, and the underlying obligations, were not considered deliverables at inception and the associated option exercise payments were not included in allocable consideration.

Development Licenses

The deliverables for the Development Licenses were the research and development services, the development licenses and participation on the Joint Development Committee (“JDC”) for each licensed program. The Company concluded the deliverables comprised one unit of accounting for each licensed program. The development licenses for each licensed program did not have standalone value from the development services and JDC obligations. The development licenses provided Celgene with the ability to evaluate the research and development results and perform its responsibilities under the development plan, if any. Additionally, they provided Celgene the right to perform additional research and development in the European Union (above and beyond the first Phase I Clinical Study), if needed. As a result, the Company determined that the licenses that were delivered in connection with the execution of the license agreements did not have value to Celgene on a standalone basis without the research and development services, and JDC participation which was over the same period, which were all necessary to further the programs toward EOP1. Consideration under the Development Licenses was $41.0 million, and revenue was recognized over the respective service periods on a straight-line basis as there was no discernable pattern or objective measure of performance of the services.

The Celgene 2.0 Commercialization License Options were considered substantive options. The options, and the underlying obligations, were not considered deliverables at inception and the associated option exercise payments were not included in allocable consideration.

Commercialization Licenses

The deliverables for the Commercialization License were the commercialization license and technology transfer services. The Company concluded that the license did not have standalone value from the technology transfer services deliverable. As Celgene could not fully utilize the license for its intended purpose without the corresponding know-how, development data, manufacturing agreements and regulatory materials possessed by the Company, the technology transfer was essential to the functionality of the license. Celgene could not fully exploit the license by conducting its own clinical trials without the ability to utilize information and data provided through the technology transfer and therefore the license did not have standalone value from the transfer services. Therefore, the Company concluded that the license should be combined with the technology transfer as a single unit of accounting. Consideration under the Commercialization License was $25.0 million which was recognized as the technology transfer was completed during the year ended December 31, 2018.

Termination Agreement

The Company concluded the Termination comprised a modification of the obligations under Celgene 1.0 and Celgene 2.0, including the seven Celgene 1.0 Subs, Vintage One, Vintage Two, the Development Licenses and the Commercialization License. As it terminated all existing agreements with, and obligations to, Celgene and replaced them with the License Agreements, the Company accounted for the License Agreements as a new arrangement. As the License Agreements were executed at the same time as the termination of the existing agreement, and with the same customer, the Company combined the License Agreements for accounting purposes (hereafter referred to as the “Modified Arrangement”).

The deliverables under the Modified Arrangement were worldwide development and commercialization license rights to FT-1101 and USP30 and the technology transfer activities performed for each compound. The technology transfer activities included the close out of a Phase I study for FT-1101, and the transfer of clinical data and regulatory material, manufacturing know-how and data necessary for Celgene to continue the development of both FT-1101 and USP30. As Celgene benefited from the functionality of FT-1101 and USP30 as the Company provided the technology transfer, the Company concluded the license rights for each compound did not have standalone value from their respective technology transfer activities. Therefore, the technology transfer activities were combined with the respective license rights for two separate units of accounting (hereafter referred to as the “FT-1101 Combined Unit” and “USP30 Combined Unit”).

Consideration under the Modified Arrangement was comprised of the deferred revenue balance as of the effective date of the Termination of $117.8 million, license fees of $77.5 million and consideration related to the technology transfer services of $7.1 million for total consideration of $202.4 million. The Company excluded the contingent milestone payments and sales-based royalties from consideration as the Company is only eligible to receive such amounts if Celgene achieves certain development, regulatory and commercial objectives that are outside of the Company’s control. In allocating consideration to each unit of accounting, the Company determined the BESP of each unit of accounting and allocated $137.0 million to the FT-1101 Combined Unit and $65.4 million to USP30 Combined Unit. Technology transfer activities did not commence until after December 31, 2018; therefore, no revenue under the Modified Arrangement was recognized prior to adoption of Topic 606 on January 1, 2019. The Company had $200.4 million of deferred revenue related to the Modified Arrangement as of December 31, 2018.

The Company recognized total revenue related to the Celgene arrangements of $158.4 million for the year ended December 31, 2018 under ASC 605.

Topic 606 Accounting Analysis

The Company adopted Topic 606 effective January 1, 2019 applying the five-step model to each of the thirteen contracts comprising the Celgene arrangement. In applying the modified retrospective approach as of the date of adoption, the Company determined the amount of revenue that would have been recognized in accordance with Topic 606 for the prior agreements with Celgene, including the Modified Arrangement as of January 1, 2019. In doing so, the Company determined the amount of revenue recognized under each agreement with Celgene prior to the date of the Termination in accordance with Topic 606 and applied the contract modification guidance within Topic 606 to the Modified Arrangement.

Celgene 1.0

The promises for Celgene 1.0 R&D included a research license, research services, JSC participation and license options. As the research license was specifically granted to Celgene for its evaluation of the results of the Company’s performance of the research and development services, and also afforded Celgene the ability to perform services specifically required under the research plan, if any, the Company concluded Celgene could not benefit from the research license without the research and development services. Additionally, the Company’s participation on the JSC is essential to Celgene receiving value from the research services as the oversite and management of the JSC was considered integral to the performance of the research services. Therefore, the research license, research and development services and JSC were not distinct and were combined into one performance obligation.

The Company concluded the exercise price of the Subsidiary Development License and Research Services Options approximated their standalone selling price based on the scope of work and pricing relative to comparable contracts. Therefore, the options were not deemed to be material rights and will be accounted for upon option exercise.

The transaction price for Celgene 1.0 R&D included a single upfront, nonrefundable payment of $24.0 million. There was no allocation of the transaction price as there was a single performance obligation. The Company applied an input method measure of progress based on cost incurred relative to total cost to fulfill its performance obligation to recognize revenue over time. This approach was the most faithful depiction of progress as Celgene’s benefit was commensurate with the effort and costs incurred over the term of the contract. As of the Termination, the Company had substantially completed its performance obligation for Celgene 1.0 R&D. Accordingly, there would have been no remaining deferred revenue as of the date of the Termination.

Seven Celgene 1.0 Subs resulted from the exercise of the options provided for under the Celgene 1.0 R&D. The promises for the Celgene 1.0 Subs were consistent across each subsidiary and included a development license, research services and license options. As the development license was specifically granted to Celgene in order for evaluation of the results of the Company’s performance of the research and development services and also afforded Celgene the ability to perform services specifically required under the development plan, if any, the Company concluded Celgene could not benefit from the development license without the research and development services. Therefore, the development license and research and development services were not distinct and were combined into one performance obligation.

The Company concluded that the exercise price of the Celgene 1.0 Commercialization License Options approximated their standalone selling price based on the scope of work and pricing relative to comparable contracts. Therefore, the options were not deemed to be material rights and will be accounted for as separate contracts upon option exercise.

The transaction price for the Celgene 1.0 Subs included a single upfront, nonrefundable payment for each and no allocation was required as each contained a single performance obligation. The total of all the transaction prices for the seven subsidiary contracts was $169.0 million. The Company applied an input method measure of progress based on cost incurred relative to total cost to fulfill its performance obligation to recognize revenue over time. This approach was the most faithful depiction of progress as Celgene’s benefit was commensurate with the effort and costs incurred over the term of the contract. As of the Termination, the Company would have had approximately $40.7 million in deferred revenue related to the Celgene 1.0 Subs.

Celgene 2.0

The promises for Vintage One R&D and Vintage Two R&D were similar. Each of Vintage One and Vintage Two included a research license, research and development services, JSC participation, and license options. Additionally, Vintage One included Vintage options. As the research license was specifically granted to Celgene for its evaluation of the results of the Company’s performance of the research and development services, and also afforded Celgene the ability to perform services specifically required under the research plan, if any, the Company concluded Celgene could not benefit from the research license without the research and development services. Additionally, the Company’s participation on the JSC is essential to Celgene receiving value from the research services as the oversite and management of the JSC was considered integral to the performance of the research services and the JSC services. Therefore, the research license, research and development services and JSC services were not distinct and were combined into one performance obligation.

The Company concluded the exercise price of the Development License Options approximated their standalone selling price based on estimated costs to perform the services, scope of work, and reasonable profit margin. Therefore, the license options were not deemed to be material rights and will be accounted for upon option exercise.

The Company concluded the Vintage Options approximated their standalone selling price based on the scope of work, estimated cost to complete each Vintage, reasonable profit margin and comparable market data. Therefore, the Vintage Options were not deemed to be material rights and will be accounted for as separate contracts upon option exercise.

The transaction price for Vintage One R&D and Vintage Two R&D was comprised of a single upfront, nonrefundable payment of $225.0 million and $195.0 million, respectively. As each Vintage contained a single performance obligation, there was no allocation of the transaction prices. The Company applied an input method measure of progress based on cost incurred relative to total cost to fulfill its performance obligation to recognize revenue over time. This approach was the most faithful depiction of progress as Celgene’s benefit was commensurate with the effort and costs incurred over the term of the contracts. As of the Termination, the Company would have had approximately $107.1 million in deferred revenue related to Vintage Two R&D. Vintage One R&D was completed prior to the execution of the Modified Arrangement.

The promises for the Development Licenses were consistent across each of the two licensed programs and included a development license, research and development services, JDC participation and license options. As the development license was specifically granted to Celgene for its evaluation of the results of the Company’s performance of the research and development services, and also afforded Celgene the ability to perform services specifically required under the development plan, if any, the Company concluded Celgene could not benefit from the development license without the research and development services. Additionally, the Company’s participation on the JDC is essential to Celgene receiving value from the research services as the oversite and management of the JDC was considered integral to the performance of the research services and the JDC services. Therefore, the development license, research and development services and JDC were not distinct and were combined into one performance obligation.

The Company concluded the Celgene 2.0 Commercialization License Options approximated their standalone selling price based on the scope of work and pricing relative to comparable contracts to which the Company was a party. Therefore, the license options were not deemed to be material rights and will be accounted for as separate contracts upon option exercise.

The transaction price for each Development Licenses was comprised of a single, upfront nonrefundable payment, the first of which was $20.0 million and the second $21.0 million. Each contract contained a single performance obligation, therefore there was no allocation of the transaction prices. The Company applied an input method measure of progress based on cost incurred relative to total cost to fulfill its performance obligation to recognize revenue over time. This approach was the most faithful depiction of progress as Celgene’s benefit is commensurate with the effort and costs incurred over the term of the Development Licenses. As of the Termination, the Company would have recognized all revenue related to the Development Licenses.

The transaction price for the Commercialization License was comprised of an upfront nonrefundable payment of $25.0 million. The contract contained a single performance obligation therefore, there was no allocation of the transaction price. The transaction price under the commercialization license would have been recognized as the technology transfer was performed during the year ended December 31, 2018.

The Modified Arrangement was comprised of multiple contracts including termination letters for the existing agreements and License Agreements. The Company concluded the multiple contracts under the Modified Arrangement should be combined for accounting purposes as they were executed at the same time and negotiated with a single commercial objective. Accordingly, the Company applied the modification guidance under Topic 606 determining that certain promised goods and services under the Modified Arrangement were distinct from those already provided while others were not distinct. Therefore, the Company updated the transaction price of the Modified Arrangement to include the deferred revenue related to the unsatisfied performance obligations prior to the termination date plus the incremental consideration received under the License Agreements.

The promises under the Modified Arrangement included a worldwide development and commercialization license to FT-1101 and USP30 along with related technology transfer activities for each compound. The technology transfer activities included the completion of a Phase I study for FT-1101, and the transfer of clinical data and regulatory material, manufacturing know-how and data necessary for Celgene to continue the development of both FT-1101 and USP30. Without the technology transfer activities, Celgene would be unable to fully exploit the licensed compounds and therefore each license is not distinct from its respective technology transfer activities. However, once the transfer activities were completed, Celgene was able to exploit each license independent of the other. Therefore, the technology transfer activities were combined with the associated license for two separate performance obligations (hereafter, referred to as the “FT-1101 Combined PO” and “USP30 Combined PO”).

The transaction price of the combined contract was $232.9 million, inclusive of $147.8 million related to deferred revenue of the partially satisfied obligations prior to the Termination along with $77.5 million of additional license fees, and $7.6 million of reimbursement of certain costs, including costs incurred performing technology transfer activities. The Company concluded the consideration related to the development, regulatory and commercial milestone payments is fully constrained as the achievement of such milestones is outside of the Company’s control and it is probable that a significant reversal of revenue could occur. Further, the Company accounts for the sales-based royalties consistent with the sales- and usage-based royalty guidance when (or as) such amounts are earned.

Using various measures, including projected cash flows and data from comparable market transactions, the Company determined the estimated standalone selling prices and allocated the transaction price to the FT-1101 Combined PO and USP30 Combined PO based on the relative standalone selling price. The allocated transaction price of the FT-1101 Combined PO and USP30 Combined PO was $157.8 million and $75.1 million, respectively.

The Company recognizes revenue over time for each of these performance obligations using an input method based on a measure of cost incurred relative to total estimated cost for the technology transfer activities as this represents the most faithful depiction of progress under the contract as the costs incurred were indicative of progress achieved. Progress of the technology transfer activities did not commence until after December 31, 2018, therefore no revenue was recorded after the Termination in the year ended December 31, 2018. The technology transfer activities were completed and the license rights were fully transferred to Celgene in May 2019 for the USP30 Combined PO and December 2019 for the FT-1101 Combined PO.

For the year ended December 31, 2019, the Company recognized $96.5 million of revenue related to the Modified Arrangement.

Other Collaboration Agreements

The Company has a license agreement with Boehringer Ingelheim (“BI”) for which it is eligible to receive certain development and commercialization milestones based on progress achieved by BI. The Company considered the license agreement with BI in its adoption of Topic 606. All performance obligations related to research services were completed prior to the adoption of Topic 606 and all consideration related to the milestone payments are fully constrained. As the achievement of the milestones are outside of the Company’s control, it is not probable that a significant reversal of revenue would not occur. Therefore, as there are no ongoing service obligations and the milestones remain constrained, the Company will recognize revenue under the license agreement when a milestone is achieved by BI. Accordingly, there was no impact of adoption for the license agreement with BI. In 2019, the Company received one milestone payment of $4.0 million when BI initiated a Phase I trial for the licensed product and recognized revenue for the full milestone payment at that time as there are no ongoing obligations.

In November 2010, the Company entered into an arrangement with a partner to deliver a compound library. Included in the arrangement were certain options to exclusive licenses for a defined number of library compounds. The Company determined the options represented material rights as they were exercisable for no additional consideration. The Company concluded the contract term was ten years at which point, the options expire. The Company completed the service obligations in January 2012 and, as of December 31, 2019, no options have been exercised. As of December 31, 2019, the Company had $1.2 million of deferred revenue related to the options.

For the year ended December 31, 2019, the Company recognized total revenues of $100.6 million. Had revenue been recognized in accordance with ASC 605, revenue recognized for the year ended December 31, 2019 would have been $209.0 million.

Summary of Contract Assets and Liabilities

The following table presents changes in the Company’s balances of contract liabilities (in thousands):

	BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	END OF PERIOD
Year Ended December 31, 2019
Deferred revenue	$94,031	$3,765	$96,557	$1,239
Deferred revenue, noncurrent	$1,266	$—	$1,266	$—

For the year ended December 31, 2019, $94.1 million of collaboration revenue recognized was included in deferred revenue at the beginning of the period.

The Company had no contract asset balances as of and for the year ended December 31, 2019.